UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1.  Schedule of Investments.

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock (REITs) - 97.7%
Apartments - 11.5%
3,786	American Campus Communities, Inc.	$141,407
3,666	AvalonBay Communities, Inc.	481,419
2,926	BRE Properties, Inc.	183,694
987	Essex Property Trust, Inc.	167,840
		974,360
Commercial Financing - 2.6%
13,563	NorthStar Realty Finance Corp.	218,907

Diversified - 6.5%
9,312	Coresite Realty Corp.	288,672
2,650	Vornado Realty Trust	261,184
		549,856
Freestanding - 2.5%
5,187	Realty Income Corp.	211,941

Health Care - 8.0%
6,995	Aviv REIT, Inc.	171,028
10,092	Sabra Health Care REIT, Inc.	281,466
3,678	Ventas, Inc.	222,776
		675,270
Industrial - 6.6%
17,152	First Industrial Realty Trust, Inc.	331,377
5,629	Prologis, Inc.	229,832
		561,209
Infrastructure - 5.1%
5,315	American Tower Corp.	435,139

Lodging/Resorts - 8.1%
9,211	Pebblebrook Hotel Trust	311,056
37,016	Strategic Hotels & Resorts, Inc. (a)	377,193
		688,249
Manufactured Homes - 1.8%
3,290	Sun Communities, Inc.	148,346

Mixed - 2.0%
13,421	First Potomac Realty Trust	173,399

Office - 15.3%
2,588	Boston Properties, Inc.	296,404
7,606	Hudson Pacific Properties, Inc.	175,470
6,985	Kilroy Realty Corp.	409,181
4,097	SL Green Realty Corp.	412,240
		1,293,295
Regional Malls - 14.4%
12,654	General Growth Properties, Inc.	278,388
5,712	Simon Property Group, Inc.	936,768
		1,215,156
Self Storage - 6.0%
10,379	Extra Space Storage, Inc.	503,485

Shopping Centers - 4.2%
9,413	Acadia Realty Trust	248,315
4,778	Kimco Realty Corp.	104,543
		352,858
Timber - 3.1%
8,926	Weyerhaeuser Co.	261,978

Total Common Stock (REITs) (Cost $6,158,487)	8,263,448

Money Market Fund - 1.8%
151,769	Dreyfus Cash Management, 0.03% (b) (Cost $151,769)	151,769

Total Investments - 99.5% (Cost $6,310,256)*	$8,415,217
Other Assets & Liabilities, Net – 0.5%	40,141
Net Assets – 100.0%	$8,455,358

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,161,020
Gross Unrealized Depreciation	(56,059)
Net Unrealized Appreciation	$2,104,961

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,263,448
Level 2 - Other Significant Observable Inputs	151,769
Level 3 - Significant Unobservable Inputs	-
Total	$8,415,217

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 6, 2014